Schedule H, Line 4(i) – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) – Schedule of Assets (Held At End of Year)
Intel 401(k) Savings Plan
EIN: 94-1672743 Plan Number: 003
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Current Value

	Mutual funds:
	BlackRock FedFund Institutional		$346,326
	Dodge & Cox Stock Fund		729,497,864
	Total mutual funds		729,844,190

	Collective trust funds:
	Capital Group EUPAC Trust (US)		380,493,808
	BlackRock Total Return Bond Fund		103,513,301
	BlackRock U.S. Debt Index Fund F		477,938,173
	BlackRock 2500 Index Fund F		929,732,290
	BlackRock ACWI EX US IMI Index Fund		492,317,940
	BlackRock Equity Index Fund F		4,177,875,438
*	Fidelity Growth Company Fund		4,354,330,365
*	Fidelity Low-Priced Stock Fund		597,453,846
*	Intel Retirement Plans Collective Investment Trust
	Intel Target Date Income Fund		199,855,440
	Intel Target Date 2020 Fund		282,952,805
	Intel Target Date 2025 Fund		932,916,913
	Intel Target Date 2030 Fund		1,545,765,323
	Intel Target Date 2035 Fund		2,251,817,210
	Intel Target Date 2040 Fund		1,615,877,062
	Intel Target Date 2045 Fund		1,533,780,481
	Intel Target Date 2050 Fund		1,111,876,677
	Intel Target Date 2055 Fund		652,147,949
	Intel Target Date 2060 Fund		241,013,914
	Intel Global Diversified Fund		93,427,031
	Intel Stable Value Fund		763,818,457
	Total Intel Retirement Plans Collective Investment Trust		11,225,249,262
	Total collective trust funds		22,738,904,423

*	Self-directed brokerage accounts		3,438,555,654

Intel 401(k) Savings Plan
EIN: 94-1672743 Plan Number: 003
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Current Value

	Common stock:
*	Intel Corporation		$366,081,670

	Total investments		$27,273,385,937

*	Participant loans	Interest at 4.25% - 9.50%, maturing through 2035	$123,406,195

Column (d) for cost has been omitted as all investments are participant-directed.
* Indicates party-in-interest to the Plan. The self-directed brokerage accounts include certain investments considered to be party-in-interest investments.